Basis of Presentation and General Information, Charter Revenue (Details) - Charter Revenues	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Glencore Agriculture B.V.
Concentration Risk [Line Items]
Charterer percentage in total revenue	21.03%	14.73%	0.00%
Bunge S.A
Concentration Risk [Line Items]
Charterer percentage in total revenue	10.37%	13.76%	12.72%